Prepayments and Other Current Assets, Net - Schedule of Allowance for Expected Credit Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at beginning of the year	$ (877)	$ (745)
(Provision) Reversal	89	(132)
Total	$ (788)	$ (877)